Credit Risk - Summary of Residential Mortgages by Loan to Value (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	£ 165,356	£ 157,957
Collateral value of residential properties, Stock	165,229	157,787
Loan-to-value, Stage 3	1,722	1,982
Collateral value of residential properties, Stage 3	1,702	1,850
Loan-to-value, New business	29,814	27,274
Collateral value of residential properties, New business	29,813	27,274
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	218	237
Loan-to-value, Stage 3	103	106
Up to 50% [member]
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	70,714	72,613
Loan-to-value, Stage 3	743	872
Loan-to-value, New business	5,113	5,124
Up to 50% [member] | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	24	25
Loan-to-value, Stage 3	11	11
50 - 75% [member]
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	67,311	63,505
Loan-to-value, Stage 3	626	698
Loan-to-value, New business	11,876	11,512
50 - 75% [member] | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	65	67
Loan-to-value, Stage 3	24	24
75 - 85% [member]
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	17,436	14,191
Loan-to-value, Stage 3	136	156
Loan-to-value, New business	6,130	5,955
75 - 85% [member] | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	31	32
Loan-to-value, Stage 3	13	13
85 - 100% [member]
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	9,011	6,508
Loan-to-value, Stage 3	110	125
Loan-to-value, New business	6,650	4,648
85 - 100% [member] | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	34	36
Loan-to-value, Stage 3	17	16
Greater Than 100% [member]
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	884	1,140
Loan-to-value, Stage 3	107	131
Loan-to-value, New business	45	35
Greater Than 100% [member] | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	64	77
Loan-to-value, Stage 3	£ 38	£ 42
Simple Average [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	43.00%	42.00%
Percentage of loan to value, Stage 3	42.00%	43.00%
Percentage of loan to value, New business	65.00%	63.00%